EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2005

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
EATON VANCE GLOBAL GROWTH FUND
EATON VANCE GROWTH FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Statements of Additional Information dated January 1, 2006

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
Supplement to Statement of Additional Information dated February 1, 2006

EATON VANCE DIVERSIFIED INCOME FUND
EATON VANCE EQUITY RESEARCH FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE LOW DURATION FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND
EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statements of Additional Information dated March 1, 2006

EATON VANCE DIVIDEND INCOME FUND
Supplement to Statement of Additional Information dated March 22, 2006

EATON VANCE REAL ESTATE FUND
Supplement to Statement of Additional Information dated April 28, 2006 as revised June 12, 2006

EATON VANCE BALANCED FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE UTILITIES FUND
EATON VANCE EMERGING MARKETS FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
Supplement to Statements of Additional Information dated May 1, 2006

EATON VANCE INVESTMENT GRADE INCOME FUND
Supplement to Statement of Additional Information dated May 23, 2006

EATON VANCE INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated May 30, 2006

EATON VANCE STRUCTURED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated June 30, 2006

EATON VANCE GREATER INDIA FUND
Supplement to Statements of Additional Information dated July 7, 2006

1. The following is added to “Strategies and Risks ”:

Daily Cash Balances. The Fund or Portfolio, as applicable, may invest its daily cash balances in Cash Management Portfolio, an affiliated money market fund. If the Fund or Portfolio, as applicable, invests in Cash Management Portfolio, the management fees paid on such investment will be credited against the Fund’s or Portfolio’s management fees, and such investment will be excluded from any stated limitation on investing in other investment companies.

September 1, 2006